Nature of the Business and Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 31, 2026	Apr. 14, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Marketable securities			$ 80,500	$ 34,400
Accumulated deficit			295,935	$ 341,432	$ 195,328
Net cash used in operating			$ 90,400
Expected gross proceeds from private placement financing		$ 350,000
Proceeds from Issuance of Common Stock	$ 350,000